Average Annual Total Returns		12 Months Ended						60 Months Ended	72 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025 [4]
Towpath Focus Fund
Prospectus [Line Items]
Average Annual Return, Percent		23.49%						14.24%	14.45%
Towpath Focus Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.73%						13.19%	13.34%
Towpath Focus Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.05%						10.97%	11.20%
Towpath Focus Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.88%						14.42%	15.06%
Towpath Focus Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	13.62%						20.21%	11.30%
Towpath Focus Fund | Institutional Share Class
Prospectus [Line Items]
Average Annual Return, Percent		23.49%	13.22%	12.32%	(2.04%)	26.49%	15.48%
Towpath Technology Fund
Prospectus [Line Items]
Average Annual Return, Percent		9.54%						10.01%		10.01%
Towpath Technology Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.02%						9.58%		9.58%
Towpath Technology Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.87%						7.84%		7.84%
Towpath Technology Fund | S&P 500 Equal Weight Info Tech Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	22.57%						13.46%		13.46%
Towpath Technology Fund | Institutional Share Class
Prospectus [Line Items]
Average Annual Return, Percent		9.54%	12.86%	29.78%	(15.95%)	19.49%

[1]	Inception date December 31, 2019
[2]	The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”). The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.
[3]	The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
[4]	Inception date is December 31, 2020
[5]	The S&P 500 Equal Weight Information Technology Index imposes equal weights on the constituents of the S&P 500 information technology sector. If expenses were deducted, the actual returns of an index would be lower. Investors cannot invest directly in an index.